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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments 9/28/2012

 Shares

 Value

 COMMON STOCKS - 96.4%

 Energy - 11.1%

 Oil & Gas Drilling - 0.9%

 756,048

 Ensco Plc

 $

 41,249,979

 265,182

 Helmerich & Payne, Inc.

 12,625,315

 $

 53,875,294

 Oil & Gas Equipment & Services - 1.3%

 454,700

 National Oilwell Varco, Inc.

 $

 36,426,017

 603,096

 Schlumberger, Ltd.

 43,621,934

 $

 80,047,951

 Integrated Oil & Gas - 3.5%

 839,510

 Chevron Corp.

 $

 97,853,286

 993,021

 Exxon Mobil Corp.

 90,811,770

 209,200

 Occidental Petroleum Corp.

 18,003,752

 $

 206,668,808

 Oil & Gas Exploration & Production - 4.5%

 612,464

 Apache Corp.

 $

 52,959,762

 964,500

 Cabot Oil & Gas Corp.

 43,306,050

 1,119,469

 ConocoPhillips

 64,011,237

 1,378,409

 Marathon Oil Corp.

 40,759,554

 1,928,900

 Southwestern Energy Co. *

 67,087,142

 $

 268,123,745

 Oil & Gas Refining & Marketing - 0.9%

 573,504

 Marathon Petroleum Corp. *

 $

 31,307,583

 559,684

 Phillips 66

 25,952,547

 $

 57,260,130

 Total Energy

 $

 665,975,928

 Materials - 3.8%

 Diversified Chemicals - 0.9%

 1,036,638

 EI du Pont de Nemours & Co.

 $

 52,111,792

 Fertilizers & Agricultural Chemicals - 0.6%

 658,100

 The Mosaic Co.

 $

 37,913,141

 Industrial Gases - 0.7%

 541,515

 Airgas, Inc.

 $

 44,566,684

 Specialty Chemicals - 0.8%

 700,211

 Ecolab, Inc.

 $

 45,380,675

 Diversified Metals & Mining - 0.6%

 975,747

 Freeport-McMoRan Copper & Gold, Inc.

 $

 38,620,066

 Paper Products - 0.2%

 270,000

 International Paper Co.

 $

 9,806,400

 Total Materials

 $

 228,398,758

 Capital Goods - 8.1%

 Aerospace & Defense - 1.4%

 1,042,176

 United Technologies Corp.

 $

 81,591,959

 Construction & Engineering - 0.6%

 1,171,500

 KBR, Inc.

 $

 34,934,130

 Electrical Components & Equipment - 0.4%

 363,055

 Rockwell Automation, Inc.

 $

 25,250,475

 Industrial Conglomerates - 2.5%

 850,262

 3M Co.

 $

 78,581,214

 3,211,705

 General Electric Co.

 72,937,821

 $

 151,519,035

 Construction & Farm Machinery & Heavy Trucks - 1.8%

 444,200

 Cummins, Inc.

 $

 40,959,682

 398,700

 Joy Global, Inc.

 22,351,122

 1,159,390

 PACCAR, Inc.

 46,404,585

 $

 109,715,389

 Industrial Machinery - 1.4%

 1,087,900

 Ingersoll-Rand Plc

 $

 48,759,678

 489,700

 SPX Corp.

 32,031,277

 $

 80,790,955

 Total Capital Goods

 $

 483,801,943

 Transportation - 2.0%

 Air Freight & Logistics - 0.4%

 368,400

 United Parcel Service, Inc. (Class B)

 $

 26,366,388

 Railroads - 1.6%

 830,609

 Norfolk Southern Corp.

 $

 52,851,651

 362,400

 Union Pacific Corp.

 43,016,880

 $

 95,868,531

 Total Transportation

 $

 122,234,919

 Automobiles & Components - 1.7%

 Auto Parts & Equipment - 0.9%

 302,563

 BorgWarner, Inc. *

 $

 20,910,129

 1,106,983

 Johnson Controls, Inc.

 30,331,334

 $

 51,241,463

 Automobile Manufacturers - 0.8%

 4,830,640

 Ford Motor Co.

 $

 47,630,110

 Total Automobiles & Components

 $

 98,871,573

 Consumer Durables & Apparel - 0.8%

 Apparel, Accessories & Luxury Goods - 0.8%

 822,726

 Coach, Inc.

 $

 46,089,111

 Total Consumer Durables & Apparel

 $

 46,089,111

 Consumer Services - 1.5%

 Hotels, Resorts & Cruise Lines - 0.2%

 248,000

 Marriott International, Inc.

 $

 9,696,800

 Restaurants - 1.3%

 531,300

 McDonald's Corp.

 $

 48,746,775

 619,100

 Starbucks Corp.

 31,419,325

 $

 80,166,100

 Total Consumer Services

 $

 89,862,900

 Media - 4.2%

 Broadcasting - 0.1%

 242,000

 CBS Corp. (Class B)

 $

 8,791,860

 Cable & Satellite - 0.3%

 423,200

 Comcast Corp.

 $

 15,137,864

 Movies & Entertainment - 1.2%

 1,381,600

 The Walt Disney Co.

 $

 72,230,048

 Publishing - 2.6%

 3,419,296

 John Wiley & Sons, Inc. (Class A) +

 $

 157,116,650

 Total Media

 $

 253,276,422

 Retailing - 4.0%

 Department Stores - 1.2%

 965,600

 Macy's, Inc.

 $

 36,325,872

 577,547

 Nordstrom, Inc.

 31,869,043

 $

 68,194,915

 General Merchandise Stores - 1.2%

 1,161,741

 Target Corp.

 $

 73,735,701

 Apparel Retail - 1.1%

 224,000

 Ross Stores, Inc.

 $

 14,470,400

 1,090,200

 TJX Companies, Inc.

 48,830,058

 $

 63,300,458

 Home Improvement Retail - 0.5%

 449,804

 Lowe's Companies, Inc.

 $

 13,602,073

 305,500

 The Home Depot, Inc.

 18,443,035

 $

 32,045,108

 Total Retailing

 $

 237,276,182

 Food & Staples Retailing - 1.9%

 Drug Retail - 1.9%

 832,300

 CVS Caremark Corp.

 $

 40,299,966

 2,076,971

 Walgreen Co.

 75,684,823

 $

 115,984,789

 Total Food & Staples Retailing

 $

 115,984,789

 Food, Beverage & Tobacco - 5.9%

 Soft Drinks - 0.4%

 465,100

 Dr. Pepper Snapple Group, Inc.

 $

 20,710,903

 Packaged Foods & Meats - 5.5%

 650,212

 Campbell Soup Co.

 $

 22,640,382

 1,089,958

 General Mills, Inc.

 43,434,826

 1,432,346

 HJ Heinz Co.

 80,139,759

 1,497,288

 Kraft Foods, Inc.

 61,912,859

 1,727,899

 The Hershey Co.

 122,490,760

 $

 330,618,586

 Total Food, Beverage & Tobacco

 $

 351,329,489

 Household & Personal Products - 3.0%

 Household Products - 3.0%

 219,000

 Church & Dwight Co., Inc.

 $

 11,823,810

 1,113,137

 Colgate-Palmolive Co.

 119,350,549

 288,351

 The Clorox Co.

 20,775,690

 379,000

 The Procter & Gamble Co.

 26,287,440

 $

 178,237,489

 Total Household & Personal Products

 $

 178,237,489

 Health Care Equipment & Services - 6.1%

 Health Care Equipment - 4.2%

 547,281

 Baxter International, Inc.

 $

 32,979,153

 607,515

 Becton Dickinson and Co.

 47,726,378

 845,480

 Covidien Plc

 50,238,422

 856,141

 CR Bard, Inc.

 89,595,156

 2,754,367

 Smith & Nephew Plc

 30,375,910

 $

 250,915,019

 Health Care Distributors - 0.3%

 501,244

 Cardinal Health, Inc.

 $

 19,533,479

 Health Care Services - 0.6%

 212,400

 DaVita, Inc. *

 $

 22,006,764

 216,190

 Express Scripts Holding Co. *

 13,548,627

 $

 35,555,391

 Managed Health Care - 1.0%

 578,700

 Aetna, Inc.

 $

 22,916,520

 620,900

 UnitedHealth Group, Inc.

 34,404,069

 $

 57,320,589

 Total Health Care Equipment & Services

 $

 363,324,478

 Pharmaceuticals, Biotechnology & Life Sciences - 8.9%

 Biotechnology - 2.6%

 650,370

 Amgen, Inc.

 $

 54,839,198

 407,900

 Celgene Corp. *

 31,163,560

 253,900

 Gilead Sciences, Inc. *

 16,841,187

 964,500

 Vertex Pharmaceuticals, Inc. *

 53,963,775

 $

 156,807,720

 Pharmaceuticals - 5.8%

 1,433,849

 Abbott Laboratories

 $

 98,304,687

 465,124

 Eli Lilly & Co.

 22,051,529

 595,300

 Hospira, Inc. *

 19,537,746

 1,282,300

 Johnson & Johnson

 88,363,293

 701,127

 Merck & Co., Inc.

 31,620,828

 3,392,453

 Pfizer, Inc.

 84,302,457

 $

 344,180,540

 Life Sciences Tools & Services - 0.5%

 337,600

 Agilent Technologies, Inc.

 $

 12,980,720

 275,500

 Thermo Fisher Scientific, Inc.

 16,207,665

 $

 29,188,385

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 530,176,645

 Banks - 4.8%

 Diversified Banks - 3.2%

 311,300

 Canadian Imperial Bank of Commerce

 $

 24,357,654

 2,092,752

 US Bancorp

 71,781,394

 2,813,169

 Wells Fargo & Co.

 97,138,726

 $

 193,277,774

 Regional Banks - 1.6%

 1,494,980

 PNC Financial Services Group, Inc.

 $

 94,333,238

 Total Banks

 $

 287,611,012

 Diversified Financials - 6.0%

 Other Diversified Financial Services - 2.3%

 2,893,400

 Bank of America Corp.

 $

 25,548,722

 1,755,300

 Citigroup, Inc.

 57,433,416

 1,327,000

 JPMorgan Chase & Co.

 53,716,960

 $

 136,699,098

 Consumer Finance - 1.7%

 524,657

 American Express Co.

 $

 29,831,997

 587,000

 Capital One Financial Corp.

 33,464,870

 1,001,400

 Discover Financial Services

 39,785,622

 $

 103,082,489

 Asset Management & Custody Banks - 2.0%

 334,876

 Franklin Resources, Inc.

 $

 41,882,941

 970,309

 Invesco, Ltd.

 24,248,022

 861,275

 T. Rowe Price Group, Inc.

 54,518,708

 $

 120,649,671

 Total Diversified Financials

 $

 360,431,258

 Insurance - 3.4%

 Life & Health Insurance - 0.6%

 415,200

 Aflac, Inc.

 $

 19,879,776

 289,300

 Prudential Financial, Inc.

 15,769,743

 $

 35,649,519

 Property & Casualty Insurance - 2.8%

 1,659,520

 The Chubb Corp.

 $

 126,588,186

 570,397

 The Travelers Companies, Inc.

 38,935,299

 $

 165,523,485

 Total Insurance

 $

 201,173,004

 Software & Services - 9.4%

 Internet Software & Services - 1.7%

 735,000

 eBay, Inc. *

 $

 35,581,350

 840,760

 Facebook, Inc. *

 18,202,454

 62,600

 Google, Inc. *

 47,231,700

 $

 101,015,504

 IT Consulting & Other Services - 1.2%

 348,877

 International Business Machines Corp.

 $

 72,374,534

 Data Processing & Outsourced Services - 2.3%

 1,001,579

 Automatic Data Processing, Inc.

 $

 58,752,624

 430,274

 DST Systems, Inc.

 24,336,297

 439,746

 Fiserv, Inc. *

 32,554,396

 42,100

 Mastercard, Inc.

 19,007,308

 $

 134,650,625

 Application Software - 0.8%

 986,315

 Adobe Systems, Inc. *

 $

 32,015,785

 759,799

 Nuance Communications, Inc. *

 18,911,397

 $

 50,927,182

 Systems Software - 3.4%

 3,676,394

 Microsoft Corp.

 $

 109,483,013

 2,108,248

 Oracle Corp.

 66,388,730

 1,615,700

 Symantec Corp. *

 29,082,600

 $

 204,954,343

 Total Software & Services

 $

 563,922,188

 Technology Hardware & Equipment - 5.1%

 Communications Equipment - 1.8%

 1,951,574

 Cisco Systems, Inc.

 $

 37,255,548

 96,400

 F5 Networks, Inc. *

 10,093,080

 339,521

 Motorola Solutions, Inc.

 17,162,787

 2,032

 Palo Alto Networks, Inc. *

 125,110

 663,931

 Qualcomm, Inc.

 41,489,048

 $

 106,125,573

 Computer Hardware - 2.5%

 225,611

 Apple, Inc.

 $

 150,541,196

 Computer Storage & Peripherals - 0.8%

 681,500

 EMC Corp. *

 $

 18,584,505

 548,900

 NetApp, Inc. *

 18,047,832

 192,900

 SanDisk Corp. *

 8,377,647

 $

 45,009,984

 Total Technology Hardware & Equipment

 $

 301,676,753

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductor Equipment - 0.8%

 898,350

 ASML Holding NV (A.D.R.)

 $

 48,223,428

 Semiconductors - 2.4%

 712,946

 Altera Corp.

 $

 24,229,470

 1,616,025

 Analog Devices, Inc.

 63,332,020

 781,542

 Intel Corp.

 17,725,373

 1,127,600

 Xilinx, Inc.

 37,673,116

 $

 142,959,979

 Total Semiconductors & Semiconductor Equipment

 $

 191,183,407

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 1.1%

 564,200

 AT&T, Inc.

 $

 21,270,340

 975,691

 Verizon Communications, Inc.

 44,462,239

 $

 65,732,579

 Total Telecommunication Services

 $

 65,732,579

 Utilities - 0.4%

 Electric Utilities - 0.4%

 578,700

 American Electric Power Co., Inc.

 $

 25,428,078

 Total Utilities

 $

 25,428,078

 TOTAL COMMON STOCKS

 (Cost $3,904,030,850)

 $

 5,761,998,905

 TOTAL INVESTMENT IN SECURITIES - 96.4%

 (Cost $3,904,030,850) (a)

 $

 5,761,998,905

 OTHER ASSETS & LIABILITIES - 3.6%

 $

 212,696,460

 TOTAL NET ASSETS - 100.0%

 $

 5,974,695,365

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.  See Notes to Financial Statements - Note 6.

 (a)

 At September 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $3,911,981,888 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 2,014,485,508

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (164,468,491)

 Net unrealized gain

 $

 1,850,017,017

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,761,998,905

$
-

$
-

$
5,761,998,905

 Total

$
5,761,998,905

$
-

$
-

$
5,761,998,905

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2012 * Print the name and title of each signing officer under his or her signature.